Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000024616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024616
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	(0.10%)	1.34%
Without Sales Load [Member] | C000170835
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	(0.09%)	1.35%
Without Sales Load [Member] | C000024617
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	(0.44%)	1.00%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	5.32%	(0.06%)	1.26%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	5.32%	(0.06%)	1.26%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	5.32%	(0.06%)	1.26%